Earnings (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Earnings per share [abstract]
Profit (Loss)	$ (20,263)	$ (54,516)	[1]	$ (36,739)	[1]
Weighted average number of shares outstanding for basic EPS (in shares)	146,691,784	112,432,988	[2]	95,008,518	[2]
Net effect of dilutive stock options (in shares)	0	0		0
Net effect of dilutive warrants (in shares)	0	0		0
Net effect of vesting of restricted stock (in shares)	0	0		0
Net effect of conversion of convertible notes (in shares)	0	0		0
Weighted average number of shares outstanding for diluted EPS (in shares)	146,691,784	112,432,988	[2]	95,008,518	[2]
Basic earnings (loss) per share (in dollars per share)	$ (0.14)	$ (0.48)	[2]	$ (0.39)	[2]
Diluted earnings (loss) per share (in dollars per share)	$ (0.14)	$ (0.48)	[2]	$ (0.39)	[2]
ADS outstanding for basic and diluted earnings (loss) per ADS (in shares)	36,672,946	28,108,247	[2]	23,752,130	[2]
Basic earnings (loss) per ADS (in dollars per share)	$ (0.55)	$ (1.94)	[2]	$ (1.55)	[2]
Diluted earnings (loss) per ADS (in dollars per share)	$ (0.55)	$ (1.94)	[2]	$ (1.55)	[2]

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2
[2]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2